Financial Instruments - Additional Information (Details) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 209.1		€ 231.4
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	76.1		€ 66.6
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553.2
Interest rate	3500000.00%
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 643.4			€ 700.6	$ 700.0
Repayments of non-current borrowings	€ 6.4	$ 7.0
Interest rate	3.75%